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                                                              January 12, 2001



                          [Firsthand Funds Logo]



SUPPLEMENT TO PROSPECTUS DATED NOVEMBER 30, 2000 (THE "PROSPECTUS")

The following information supplements or replaces the information contained in the Prospectus:

Effective February 1, 2001, Firsthand Funds will reopen the Technology Innovators Fund to new investors.

Firsthand Capital Management, Inc., the fund's investment adviser, will continue to monitor capacity issues for Technology Innovators Fund and will close the fund again as the investment team judges it advisable.